Subsequent Events (Details) $ / shares in Units, $ in Thousands, ₪ in Millions		1 Months Ended
	Dec. 15, 2022 shares	Mar. 21, 2023 USD ($) $ / shares shares	Feb. 16, 2023 shares	Jan. 31, 2023 USD ($)	Jan. 31, 2023 ILS (₪)	Dec. 14, 2022 $ / shares	Sep. 30, 2022 $ / shares
Subsequent Event [Line Items]
Warrants exercise price							$ 2
Options to purchase of ordinary shares (in Shares) | shares	30,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Issued an aggregate ordinary shares (in Shares) | shares			169,125
Approved program amount				$ 900	₪ 3.1
IIA finance percentage				60.00%	60.00%
Options to purchase of ordinary shares (in Shares) | shares		35,000
Warrants exercise price per share		$ 0.68
Option expire period		10 years
Fair value of option grant per share		$ 0.26
Total expenses (in Dollars) | $		$ 8
Option vesting period		3 years
IPO [Member]
Subsequent Event [Line Items]
Warrants exercise price						$ 2